Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY
15.	EQUITY

Common Shares

On January 20, 2015, the Company issued 25,000 ordinary shares to individuals upon exercise of share-based awards.

On February 26, 2015, Lianluo Smart issued 12,000 ordinary shares to independent consultants in connection with investment relationship advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $32,340.

On July 29, 2015, Lianluo Smart issued 348,800 ordinary shares to Mr. Ping Chen under the Company’s incentive plan. The fair value of the shares on the grant date based on the closing price was approximately $666,208, and was recognized as an expense in the year ended December 31, 2015.

In 2016, the Company issued an aggregate of 7,000 ordinary shares to individuals upon exercise of share-based awards.

On April 28, 2016, the Company entered into a definitive securities purchase agreement with HLI pursuant to which HLI has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company’s closing price of $1.33 on April 27, 2016. In August 2016, the Company closed the securities purchase agreement (the “Securities Purchase Agreement”) with HLI and HLI completed the purchase of $20 million of the Company’s common shares and warrants to purchase common shares (Note 16). As of December 31, 2016, the Company reported a subscription receivable of $1,492,538 from HLI which had been collected on April 13, 2017.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s’ registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

No amount was allocated to the statutory surplus reserve account as both the subsidiaries in China had incurred accumulated losses as of December 31, 2017 and 2016.

Stock Option Plan

Under the employee stock option plan, the Company’s stock options generally expire ten years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 450,000 options at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 31, 2016.

On October 7, 2013, pursuant to the Company’s Share Incentive Plan, the Company granted a non-statutory option to acquire 94,000 of the Company’s common shares at an exercise price of $2.30 per share to Mr. Ping Chen, the CEO of the Company. The options vest in equal annual installments over the five years of the agreement ending October 7, 2018.

On August 20, 2014, pursuant to the Company’s Share Incentive Plan, the Company granted additional option to acquire 131,000 of the Company’s common shares at an exercise price of $5.31 per share to Mr. Ping Chen. The options vest in equal annual installments over the five years of the agreement ending August 20, 2019.

On August 7, 2015, the Company entered into two-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 349,000 options at an exercise price of $1.64 per share. The options vest in equal annual installments over the two years of the agreements ending August 7, 2017.

On March 21, 2016, the Company entered into two-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 580,867 options at an exercise price of $1.88 per share. The options vest in equal annual installments over the two years of the agreements ending March 21, 2018.

As of December 31, 2017, 294,133 options have not been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2016	720,000	$2.36
Granted	580,867	1.88
Forfeited	(56,000)	-
Expired	-
Exercised	(7,000)	-
Outstanding as of December 31, 2016	1,237,867	$2.17
Granted	-	-
Forfeited	(221,000)
Expired	-
Exercised	-
Outstanding as of December 31, 2017	1,016,867	$2.26	$59,340

(1)	The intrinsic value of the stock options at December 31, 2017 is the amount by which the market value of the Company’s common stock of $1.75 as of December 31, 2017 exceeds the exercise price of the options.

Following is a summary of the status of options outstanding and exercisable at December 31, 2017:

Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)

$1.45	112,000	4.00	$1.45	112,000	4.00

$2.30	94,000	5.77	$2.30	75,200	5.77

$5.31	131,000	6.64	$5.31	78,600	6.64

$1.64	234,000	7.60	$1.64	234,000	7.60

$1.88	445,867	8.22	$1.88	222,934	8.22

	1,016,867			722,734

For the years ended December 31, 2017, 2016, and 2015, the Company recognized $479,233, $947,481, and $357,196, respectively, as compensation expense under its stock option plan.